INVESTMENTS - Investment funds (Operating data) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INVESTMENTS
Carrying value under equity investments	¥ 29,730		¥ 33,674
Operating data:
Revenue	18,316	$ 2,807	35,666	¥ 30,965
Gross profit	14,285	2,189	28,294	24,641
Net income/(loss)	(3,269)	(501)	6,998	1,096
Equity in loss of affiliates	(1,689)	$ (259)	(347)	(32)
Total cash paid for equity method investments	351		1,400	1,700
Equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Operating data:
Revenue			28,423	17,429
Gross profit			17,608	11,513
Income/(loss) from operations			2,590	294
Net income/(loss)			970	990
Net loss attributable to equity method investments			(440)	(81)
Add: Equity dilution impact			93	7
Add: Gain from disposal of equity method investments				42
Equity in loss of affiliates			(347)	¥ (32)
Investment funds
INVESTMENTS
Carrying value under equity investments	2,500		2,500
other equity investments
INVESTMENTS
Carrying value under equity investments	2,400		2,800
other equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Operating data:
Revenue	19,704
Gross profit	8,670
Income/(loss) from operations	(805)
Net income/(loss)	(1,631)
Net loss attributable to equity method investments	(389)
Add: Equity dilution impact	68
Equity in loss of affiliates	(322)
Make My Trip
INVESTMENTS
Carrying value under equity investments	5,700		¥ 8,500
Make My Trip | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Operating data:
Revenue	1,883
Gross profit	1,377
Income/(loss) from operations	(991)
Net income/(loss)	(2,864)
Net loss attributable to equity method investments	(1,459)
Add: Equity dilution impact	92
Equity in loss of affiliates	¥ (1,367)